Loan impairment provisions (Tables)	12 Months Ended
Dec. 31, 2021
Loan impairment provisions
Schedule of loan exposure and impairment metrics

	2021	2020
	£m	£m
Loans - amortised cost
Stage 1	330,824	287,124
Stage 2	33,981	78,917
Stage 3	5,022	6,358
Of which: individual	1,215	2,292
Of which: collective	3,807	4,066
	369,827	372,399
ECL provisions (1)
- Stage 1	302	519
- Stage 2	1,478	3,081
- Stage 3	2,026	2,586
Of which: individual	363	831
Of which: collective	1,663	1,755
	3,806	6,186
ECL provision coverage (2,3)
- Stage 1 (%)	0.09	0.18
- Stage 2 (%)	4.35	3.90
- Stage 3 (%)	40.34	40.67
	1.03	1.66
Continuing operations
Impairment (releases)/losses
ECL (release)/charge (3,4)	(1,278)	3,131
Stage 1	(1,377)	(89)
Stage 2	(187)	2,601
Stage 3	286	619
Of which: individual	20	194
Of which: collective	266	425

Amounts written off	876	937
Of which: individual	455	191
Of which: collective	421	746

(1)	Includes £5 million (2020 - £6 million) related to assets classified as FVOCI.
(2)	ECL provisions coverage is calculated as total ECL provisions divided by third party loans – amortised cost and FVOCI.
(3)	Includes a £3 million charge (2020 - £12 million charge) related to other financial assets, of which £2 million release (2020 - £2 million charge) related to assets classified as FVOCI; and £34 million release (2020 - £28 million charge) related to contingent liabilities.
(4)	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8.
(5)	The table shows gross loans only and excludes amounts that are outside the scope of the ECL framework. Refer to Financial instruments within the scope of the IFRS 9 ECL framework for further details. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £176.3 billion (2020 - £122.8 billion) and debt securities of £44.9 billion (2020 – £53.8 billion).